Acquisitions - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Apr. 30, 2018	Jan. 01, 2017	[1]	Nov. 30, 2016
Disclosure of detailed information about business combination [line items]
Integration and acquisition-related transaction costs				$ 11.0	$ 4.5		$ 1.4
Goodwill				198.4	$ 23.2	[1]			$ 23.2
Prior credit facility
Disclosure of detailed information about business combination [line items]
Repayments of borrowings	$ (245.0)
Karel
Disclosure of detailed information about business combination [line items]
Cash purchase price											$ 14.9
Current assets recognised as of acquisition date											11.5
Goodwill											$ 3.7
Percentage of goodwill that is tax deductible											66.67%
Atrenne
Disclosure of detailed information about business combination [line items]
Current assets recognised as of acquisition date								$ 31.5
Goodwill								64.0
Consideration transferred								141.7
Working capital adjustment								3.8
Inventory fair value adjustment								$ 1.6
Inventory fair value adjustment (note 3)		$ 1.6
Amortization expense annual increase				$ 6.0
Impakt
Disclosure of detailed information about business combination [line items]
Current assets recognised as of acquisition date	46.7
Goodwill	111.2
Consideration transferred	$ 325.4
Forecast | Impakt
Disclosure of detailed information about business combination [line items]
Amortization expense annual increase			$ 15.0

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)